Long-term and Short-term treasury investments (Tables)	12 Months Ended
Dec. 31, 2024
Long-term and Short-term treasury investments
Schedule of treasury investments

	As of January 1,	As of December 31,
	2022	2022	2023	2024
	RMB	RMB	RMB	RMB

Long-term treasury investments

Time deposits and other debt investments stated at amortized cost	3,722,640	8,444,793	4,712,589	2,735,696
Other debt investments measured at FVTPL	—	1,755,009	3,179,829	692,459
Other debt investments measured at FVOCI	—	—	481	2,344
Total	3,722,640	10,199,802	7,892,899	3,430,499

Short-term treasury investments

Time deposits and other debt investments stated at amortized cost	13,168,132	16,965,708	19,163,582	30,243,777
Other debt investments measured at FVTPL	4,622	—	70,212	7,347,293
Other debt investments measured at FVOCI	—	—	8,289	7,425
Total	13,172,754	16,965,708	19,242,083	37,598,495

Schedule of treasury investments were denominated

	As of January 1,	As of December 31,
	2022	2022	2023	2024
	RMB	RMB	RMB	RMB

RMB	5,064,463	5,150,193	2,656,517	6,252,636
USD	11,830,931	21,618,562	24,115,488	34,249,206
Others	—	396,755	362,977	527,152
Total	16,895,394	27,165,510	27,134,982	41,028,994